CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Preferred Shares	Class A Common Shares	Class B Common Shares	Additional Paid-In Capital	Statutory Reserves	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss
Balance, shares at Sep. 30, 2020		500,000	213,967	119,365
Balance, amount at Sep. 30, 2020	$ 23,118,042	$ 1,800,000	$ 8,990,479	$ 5,015,142	$ 7,890,199	$ 129,497	$ 259,507	$ (966,782)
Issuance of Ordinary Shares, net of offering expenses, shares			191,667
Issuance of Ordinary Shares, net of offering expenses, amount	20,135,204	$ 0	$ 20,135,204	0	0	0	0	0
Preferred Shares converted into Ordinary Shares, shares		(500,000)	16,667
Preferred Shares converted into Ordinary Shares, amount	0	$ (1,800,000)	$ 1,800,000	0	0	0	0	0
Issuance of Ordinary Shares for private placement, net, shares			133,333
Issuance of Ordinary Shares for private placement, net, amount	17,040,000		$ 17,040,000	0	0	0	0	0
Exercise of warrants, shares			2,309
Exercise of warrants, amount	0	0	$ 0	0	0	0	0	0
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	0	0	0	0	975,000	0	(975,000)	0
Net income for the year	1,296,360	0	0	0	0	0	1,296,360	0
Appropriation to statutory reserve	0	0	0	0	0	186,311	(186,311)	0
Foreign currency translation gain	1,089,346	0	0	0	0	0	0	1,089,346
Balance, amount at Sep. 30, 2021	62,678,952		$ 47,965,683	$ 5,015,142	8,865,199	315,808	394,556	122,564
Balance, shares at Sep. 30, 2021			557,943	119,365
Issuance of Ordinary Shares for private placement, net, shares			92,145
Issuance of Ordinary Shares for private placement, net, amount	5,528,702	0	$ 5,528,702	$ 0	0	0	0	0
Net income for the year	2,229,708	0	0	0	0	0	2,229,708	0
Appropriation to statutory reserve	0	0	0	0	0	208,915	(208,915)	0
Foreign currency translation gain	(6,655,036)	0	$ 0	$ 0	0	0	0	(6,655,036)
Class B Ordinary Shares converted into Class A Ordinary Shares, shares			18,667	(18,667)
Class B Ordinary Shares converted into Class A Ordinary Shares, amount	0	0	$ 784,087	$ (784,087)	0	0	0	0
Balance, amount at Sep. 30, 2022	63,782,326	0	$ 54,278,472	$ 4,231,055	8,865,199	524,723	2,415,349	(6,532,472)
Balance, shares at Sep. 30, 2022			668,755	100,698
Issuance of Ordinary Shares for private placement, net, shares			350,467
Issuance of Ordinary Shares for private placement, net, amount	17,975,000	0	$ 17,975,000	$ 0	0	0	0	0
Net income for the year	(5,625,740)	0	0	0	0	0	(5,625,740)	0
Appropriation to statutory reserve	0	0	0	0	0	1,494	(1,494)	0
Foreign currency translation gain	(2,238,556)	0	$ 0	0	0	0	0	(2,238,556)
Issuance of ordinary shares for acquisition, shares			293,984
Issuance of ordinary shares for acquisition, value	18,373,771	0	$ 18,373,771	0	0	0	0	0
Issuance of ordinary shares and warrants net , shares			606,057
Issuance of ordinary shares and warrants net, value	8,945,433	0	$ 8,945,433	0	0	0	0	0
Issuance of ordinary shares for services, shares			66,667
Issuance of ordinary shares for services, value	1,100,000	0	$ 1,100,000	0	0	0	0	0
Issuance of ordinary shares for convertible bond redemption, shares			299,896
Issuance of ordinary shares for convertible bond redemption, value	1,250,000	0	$ 1,250,000	0	0	0	0	0
Balance, amount at Sep. 30, 2023	$ 103,562,234	$ 0	$ 101,922,676	$ 4,231,055	$ 8,865,199	$ 526,217	$ (3,211,885)	$ (8,771,028)
Balance, shares at Sep. 30, 2023			2,285,826	100,698